UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

November 24, 2011 to December 23, 2011

Commission File Number of issuing entity: 333-158295-01

AMERICAN EXPRESS ISSUANCE TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-158295

American Express Receivables Financing Corporation V LLC

(Exact name of depositor as specified in its charter)

American Express Travel Related Services Company, Inc.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of issuing entity)

20-2007139

(I.R.S. Employer Identification Number of depositor)

c/o Wilmington Trust Company 1100 North Market Street Wilmington, Delaware	19890
(Address of principal executive offices of issuing entity)	Zip Code

(302) 636-6392

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Each class of Series A and Series B Asset Backed Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I -	DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending December 23, 2011 and the related payment dates (previously filed in part on Form 10-D on January 17, 2012).

EXPLANATORY NOTE

The Depositor is amending the Form 10-D dated January 17, 2012 to include the Monthly Servicer’s Certificate for American Express Issuance Trust, Series 2010-A, which was inadvertently omitted. For ease of reference, the Form 10-D dated January 17, 2012 is being filed again in its entirety.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: January 19, 2012

American Express Receivables Financing Corporation V LLC, Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	Vice President and Treasurer